TAXATION (Tables)	12 Months Ended
Mar. 31, 2023
SCHEDULE OF TAX CREDIT PERIOD

	Year ended March 31,
	2023 $	2022 $	2021 $
Group
Current year tax (credit)	-	(509,282)	(24,952)
Adjustments in respect of prior periods	(12,202)	(277,239)	(42)

Deferred tax
Origination and reversal of timing differences	-	-	-

Total tax (credit) for the period	(12,202)	(786,521)	(24,994)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:

Loss before taxation	(13,283,888)	(6,217,566)	(3,378,501)
Loss charged at standard rate of corporation tax 19%	(2,523,939)	(1,181,337)	(641,915)
Tax losses arising in the year not recognized	2,279,050	524,870	660,594
Tax losses surrendered for Research and Development	-	667,335	-
Expenses not deductible for taxation	241,985	370,306	-
Tax increase from effect of capital allowances and depreciation	124	(3)	(334)
Research and Development tax claim	-	(509,282)	(43,432
Research and Development enhanced expenditure	-	(377,187)	-
Research and Development tax credits claimed in respect of previous periods	(12,202)	(277,240)	(42)
Consolidation adjustment in relation to foreign exchange movements	2,780	(3,983)	135)
Total tax (credit) for the period	(12,202)	(786,521)	(24,994)